Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Current Liabilities
Other Current Liabilities
24.

OTHER CURRENT LIABILITIES
As at December 31 December 31
millions of dollars

2022 2021
Accrued charges $

174 $

157
Nova Scotia Cap-and-Trade Program provision (note 7)

172 -

Accrued interest on long-term debt

97

75
Pension and post-retirement liabilities (note 21)

33

27
Sales and other taxes payable

14

6
Income tax payable

9

6
Other

80

95
$

579 $

366